As filed with the Securities and Exchange Commission on April 27, 2000.
                                                     1933 Act File No: 333-70697
                                                     1940 Act File No: 811-09119

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
         Pre-Effective Amendment No.                          [ ]
                                            -----
         Post-Effective Amendment No.         1               [X]
                                            -----
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                        2               [X]
                                            -----

                       Jackson National Separate Account V
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                  5901 Executive Drive, Lansing, Michigan 48911
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 394-3400
--------------------------------------------------------------------------------
                                                   With a copy to:
         Thomas J. Meyer                           Judith A. Hasenauer
         Sr. Vice Pres. & General Counsel          Principal
         Jackson National Life                     Blazzard, Grodd &
              Insurance Company                    Hasenauer, P.C.
         5901 Executive Dr.                        P.O. Box 5108
         Lansing, MI  48911                        Westport, CT  06881
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective
         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2000 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.


Title of Securities Being Registered:
         Individual Deferred Variable Annuity Contracts

                       JACKSON NATIONAL SEPARATE ACCOUNT V
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-4 Item                                         each Item
--------                                         ---------------------------

Part A.  Information Required in a Prospectus    Prospectus
-------  ------------------------------------    ----------

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Fee Table; Advertising

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Purchases

11.  Redemptions                                 Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

THE PERSPECTIVE ADVANTAGE
FIXED AND VARIABLE ANNUITY

ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY AND JACKSON NATIONAL SEPARATE ACCOUNT V

o    Individual, flexible premium deferred annuity
o 2 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)

o Investment divisions which purchase shares of the following series of mutual funds:


     JNL SERIES TRUST
         JNL/Alliance Growth Series

         JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series
         JNL/J.P. Morgan International & Emerging Markets Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Global Equities Series
         JNL/Janus Growth & Income Series
         JNL/PIMCO Total Return Bond Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/S&P Conservative Growth Series
         JNL/S&P Moderate Growth Series
         JNL/S&P Aggressive Growth Series
         Lazard/JNL Mid Cap Value Series
         Lazard/JNL Small Cap Value Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Balanced Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL High Yield Bond Series
         T. Rowe Price/JNL Mid-Cap Growth Series


JNL VARIABLE FUND V LLC
         JNL/First Trust The Dow(SM) Target 10 Series

Please read this prospectus before you purchase a Perspective Advantage Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.


To learn more about the Perspective Advantage Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2000, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


MAY 1, 2000

"Dow Jones", "Dow Jones Industrial Average(SM)", "DJIA(SM)" and "The Dow 10(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 10 Series.

DOW JONES DOES NOT:

o    Sponsor,  endorse,  sell or promote the  JNL/First  Trust The Dow Target 10
     Series.
o Recommend that any person invest in the JNL/First Trust The Dow Target 10 Series or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 10 Series.
o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 10 Series.
o Consider the needs of the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES.
SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:
     o THE RESULTS TO BE OBTAINED BY THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES, THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;
     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;
     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;
o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;
o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND FUND V LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/FIRST TRUST THE DOW TARGET 10 SERIES OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------
"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

TABLE OF CONTENTS


Key Facts

Fee Table

The Annuity Contract

The Company

The Guaranteed Accounts

The Separate Account


Investment Divisions


Contract Charges

Purchases

Transfers

Access to Your Money

Income Payments (The Income Phase)

Death Benefit

Taxes

Other Information

Table of Contents of the Statement of Additional Information

1

KEY FACTS

ANNUITY SERVICE CENTER:             1 (800) 766-4683
         Mail Address:              P.O. Box 378002, Denver, Colorado 80237-8002
         Delivery Address:          8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan 48909-9692

         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

HOME OFFICE:                        5901  Executive  Drive,  Lansing,   Michigan
                                    48911


THE ANNUITY  CONTRACT               The  fixed  and  variable  annuity  contract
                                    offered by Jackson National provides a means for investing on a tax-deferred basis in the guaranteed accounts of Jackson National and the investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

INVESTMENT OPTIONS                  You can put money into any of the guaranteed
                                    accounts and/or the investment divisions but you may not put your money in more than eighteen of the investment options plus the guaranteed accounts during the life of your contract.


EXPENSES The contract has insurance features and investment features, and there are costs related to each.


                                    Jackson  National  makes a deduction for its
                                    insurance charges which is equal to 1.50% of
                                    the daily value of the contracts invested in
                                    the   investment   divisions.   During   the
                                    accumulation phase, Jackson National deducts
                                    a $35  annual  contract  maintenance  charge
                                    from  your  contract.   If  you  choose  the
                                    optional  enhanced  death  benefit,  Jackson
                                    National will deduct a charge equal to .15% of the daily value of your contract invested in the investment divisions.


                                    If you take your money out of the  contract,
                                    Jackson  National  may  assess a  withdrawal
                                    charge. The withdrawal charge starts at 8.5%
                                    in the  first  year,  declines  to 8% in the
                                    second   year,   and   declines  1%  a  year
                                    thereafter to 0% after 9 years.

                                    Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                                    There are also investment charges which range from .20% to 1.18%, on an annual basis, of the average daily value of the series, depending on the series.

PURCHASES                           Under  most  circumstances,  you  can  buy a
                                    contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add
                                    $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

CONTRACT ENHANCEMENTS               Each  time  you  make  a  premium   payment,
                                    Jackson  National  will  add  an  additional
                                    amount to your contract  equal to 4% of your
                                    premium  payment.  Jackson National will not
                                    add   contract   enhancements   to   premium
                                    payments made within 12 months prior to a withdrawal, distribution or payment of a death benefit.

ACCESS TO YOUR MONEY                You can  take  money  out of  your  contract
                                    during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

INCOME PAYMENTS                     You may  choose to  receive  regular  income
                                    from your annuity. During the income phase, you have the same investment choices you had during the accumulation phase.

DEATH BENEFIT                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.
                                    When you purchase your contract, you must elect the standard death benefit or the optional enhanced death benefit. You cannot change your election after we have issued your contract.

FREE LOOK                           If you cancel your  contract  within  twenty
                                    days after receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request, less any contract enhancements applied to your contract. This may be more or less than your original payment. If required by law, Jackson National will return your premium.


TAXES The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.

FEE TABLE


OWNER TRANSACTION EXPENSES*


   Withdrawal Charge (as a percentage of premium payments):
   Years Since Premium Payment  0      1    2   3    4   5    6   7     8     9+
   Charge                       8.5%   8%   7%  6%   5%  4%   3%  2%    1%    0%

   Transfer Fee:
   $25 for each transfer in excess of 15 in a contract year

   Contract Maintenance Charge:
   $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

                                                                   Optional
                                                Standard            Enhanced
                                                Death Benef       Death Benefit
     Mortality and Expense Risk Charges            1.35%              1.50%
     Administration Charge                          .15%               .15%
                                                  ---------         --------
     Total Separate Account Annual Expenses        1.50%              1.65%

SERIES ANNUAL EXPENSES
(as a percentage of the series average net assets)


                                                                    Management
                                                                       and                      Total Series
                                                                  Administrative     Other         Annual
                                                                       Fee          Expenses      Expenses
----------------------------------------------------------------- --------------- ------------- --------------
JNL/Alliance Growth Series .....................................       .88%             0%       .88%
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Series ..........       .90%             0%       .90%
JNL/J.P. Morgan International & Emerging Markets Series ........      1.08%             0%      1.08%
JNL/Janus Aggressive Growth Series .............................      1.05%             0%      1.05%
JNL/Janus Global Equities Series ...............................      1.09%             0%      1.09%
JNL/Janus Growth & Income Series ...............................      1.03%             0%      1.03%
JNL/PIMCO Total Return Bond Series .............................       .80%             0%       .80%
JNL/Putnam International Equity Series .........................      1.18%             0%      1.18%
JNL/Putnam Midcap Growth Series ................................      1.05%             0%      1.05%
JNL/S&P Conservative Growth Series .............................       .20%             0%       .20%
JNL/S&P Moderate Growth Series .................................       .20%             0%       .20%
JNL/S&P Aggressive Growth Series ...............................       .20%             0%       .20%
Lazard/JNL Mid Cap Value Series ................................      1.08%             0%      1.08%
Lazard/JNL Small Cap Value Series ..............................      1.15%             0%      1.15%
PPM America/JNL Money Market Series ............................       .70%             0%       .70%
Salomon Brothers/JNL Balanced Series ...........................       .90%             0%       .90%
Salomon Brothers/JNL Global Bond Series ........................       .95%             0%       .95%
Salomon Brothers/JNL High Yield Bond Series ....................       .90%             0%       .90%
T. Rowe Price/JNL Mid-Cap Growth Series ........................      1.05%             0%      1.05%
JNL/First Trust The Dow(SM) Target 10 Series ...................       .85%             0%       .85%
------------------------------------------------------------------------------------------------------------

Certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Financial Services, LLC. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.


----------
* See "Contract Charges"

* Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.


The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions) could range from .90% to 1.38%. The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying investment divisions. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying investment divisions. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying investment divisions. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying investment divisions in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series ...........................  1.036%
         JNL/S&P Moderate Growth Series ...............................  0.997%
         JNL/S&P Aggressive Growth Series .............................  1.172%

EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
          (a)  if you surrender your contract at the end of each time period;
          (b) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year.

Standard Death Benefit

                                                                                         Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- --------
                                                                                   1        3         5       10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- --------

JNL/Alliance Growth Division                                            (a)       $  24   $  75     $ 128    $ 273
                                                                        (b)         109     145       178      273
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Division                 (a)          25      75       129      276
                                                                        (b)         110     145       179      276
JNL/J.P. Morgan International & Emerging Markets Division               (a)          26      81       138      293
                                                                        (b)         111     151       188      293
JNL/Janus Aggressive Growth Division                                    (a)          26      80       137      290
                                                                        (b)         111     150       187      290
JNL/Janus Global Equities Division                                      (a)          26      81       139      294
                                                                        (b)         111     151       189      294
JNL/Janus Growth & Income Division                                      (a)          26      79       135      288
                                                                        (b)         111     149       185      288
JNL/PIMCO Total Return Bond Division                                    (a)          24      72       124      266
                                                                        (b)         109     142       174      266
JNL/Putnam International Equity Division                                (a)          27      84       143      303
                                                                        (b)         112     154       193      303
JNL/Putnam Midcap Growth Division                                       (a)          26      80       137      290
                                                                        (b)         111     150       187      290
JNL/S&P Conservative Growth Division                                    (a)          17      54        93      203
                                                                        (b)         102     124       143      203
JNL/S&P Moderate Growth Division                                        (a)          17      54        93      203
                                                                        (b)         102     124       143      203
JNL/S&P Aggressive Growth Division                                      (a)          17      54        93      203
                                                                        (b)         102     124       143      203
Lazard/JNL Mid Cap Value Division                                       (a)          26      81       138      293
                                                                        (b)         111     151       188      293
Lazard/JNL Small Cap Value Division                                     (a)          27      83       141      300
                                                                        (b)         112     153       191      300
PPM America/JNL Money Market Division                                   (a)          23      69       119      255
                                                                        (b)         108     139       169      255
Salomon Brothers/JNL Balanced Division                                  (a)          25      75       129      276
                                                                        (b)         110     145       179      276
Salomon Brothers/JNL Global Bond Division                               (a)          25      77       132      281
                                                                        (b)         110     147       182      281
Salomon Brothers/JNL High Yield Bond Division                           (a)          25      75       129      276
                                                                        (b)         110     145       179      276
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          26      80       137      290
                                                                        (b)         111     150       187      290
JNL/First Trust The Dow(SM) Target 10 Division                          (a)          24      74       127      271
                                                                        (b)         109     144       177      271
-------------------------------------------------------------------------------- ------- --------- -------- --------


Enhanced Death Benefit
                                                                                         Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- --------
                                                                                   1        3         5       10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- --------

JNL/Alliance Growth Division                                            (a)       $  26   $  79     $ 135    $ 288
                                                                        (b)         111     149       185      288
JNL/J.P. Morgan Enhanced S&P 500(R)Stock Index Division                 (a)          26      80       137      290
                                                                        (b)         111     150       187      290
JNL/J.P. Morgan International & Emerging Markets Division               (a)          28      85       145      308
                                                                        (b)         113     155       195      308
JNL/Janus Aggressive Growth Division                                    (a)          28      84       144      305
                                                                        (b)         113     154       194      305
JNL/Janus Global Equities Division                                      (a)          28      86       146      309
                                                                        (b)         113     156       196      309
JNL/Janus Growth & Income Division                                      (a)          27      84       143      303
                                                                        (b)         112     154       193      303
JNL/PIMCO Total Return Bond Division                                    (a)          25      77       132      281
                                                                        (b)         110     147       182      281
JNL/Putnam International Equity Division                                (a)          29      88       150      318
                                                                        (b)         114     158       200      318
JNL/Putnam Midcap Growth Division                                       (a)          28      84       144      305
                                                                        (b)         113     154       194      305
JNL/S&P Conservative Growth Division                                    (a)          19      59       101      219
                                                                        (b)         104     129       151      219
JNL/S&P Moderate Growth Division                                        (a)          19      59       101      219
                                                                        (b)         104     129       151      219
JNL/S&P Aggressive Growth Division                                      (a)          19      59       101      219
                                                                        (b)         104     129       151      219
Lazard/JNL Mid Cap Value Division                                       (a)          28      85       145      308
                                                                        (b)         113     155       195      308
Lazard/JNL Small Cap Value Division                                     (a)          29      87       149      315
                                                                        (b)         114     157       199      315
PPM America/JNL Money Market Division                                   (a)          24      74       127      271
                                                                        (b)         109     144       177      271
Salomon Brothers/JNL Balanced Division                                  (a)          26      80       137      290
                                                                        (b)         111     150       187      290
Salomon Brothers/JNL Global Bond Division                               (a)          27      81       139      295
                                                                        (b)         112     151       189      295
Salomon Brothers/JNL High Yield Bond Division                           (a)          26      80       137      290
                                                                        (b)         111     150       187      290
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          28      84       144      305
                                                                        (b)         113     154       194      305
JNL/First Trust The Dow(SM) Target 10 Division                          (a)          26      78       134      286
                                                                        (b)         111     148       184      286

-------------------------------------------------------------------------------- ------- --------- -------- --------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.


A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.


THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL  STATEMENTS.  You can find the following  financial  statements in the
SAI:


o the financial statements of Jackson National for the year ended December 31, 1999

There are no financial statements of the Separate Account because the Separate Account had not commenced operations as of December 31, 1999.

The financial statements of Jackson National for the year ended December 31, 1999 have been audited by KPMG LLP, independent accountants.


THE ANNUITY CONTRACT


The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. Under qualified plans earnings also accumulate on a tax-deferred basis.


The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.


The contract also offers investment divisions. The investment divisions are designed to offer a higher return than the guaranteed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You can assign the contract at any time before the income date, but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.


THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT


The Jackson National Separate Account V was established by Jackson National on September 25, 1998, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.


The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract. The investment divisions purchase shares of the following series of mutual funds:


     JNL Series Trust
         JNL/Alliance Growth Series

         JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Series
         JNL/J.P. Morgan International & Emerging Markets Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Global Equities Series
         JNL/Janus Growth & Income Series
         JNL/PIMCO Total Return Bond Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/S&P Conservative Growth Series
         JNL/S&P Moderate Growth Series
         JNL/S&P Aggressive Growth Series
         Lazard/JNL Mid Cap Value Series
         Lazard/JNL Small Cap Value Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Balanced Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL High Yield Bond Series
         T. Rowe Price/JNL Mid-Cap Growth Series


     JNL Variable Fund V LLC
          JNL/First Trust The Dow(SM) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average(SM) which have the highest dividend yields on a pre-determined selection date.

The series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund V LLC. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                               Series

Alliance Capital Management L.P.          JNL/Alliance Growth Series

J.P. Morgan Investment Management Inc.    JNL/J.P. Morgan Enhanced S&P 500(R)
                                          Stock Index Series
                                          JNL/J.P. Morgan International &
                                          Emerging Markets Series


Janus Capital Corporation                 JNL/Janus Aggressive Growth Series
                                          JNL/Janus Global Equities Series
                                          JNL/Janus Growth & Income Series


Pacific Investment Management Company     JNL/PIMCO Total Return Bond Series

Standard & Poor's Investment Advisory     JNL/S&P Conservative Growth Series
Services, Inc.                            JNL/S&P Moderate Growth Series
                                          JNL/S&P Aggressive Growth Series

Lazard Asset Management                   Lazard/JNL Mid Cap Value Series
                                          Lazard/JNL Small Cap Value Series

PPM America, Inc.                         PPM America/JNL Money Market Series


Putnam Investment Management, Inc.        JNL/Putnam International Equity Series
                                          JNL/Putnam Midcap Growth Series


Salomon Brothers Asset Management Inc     Salomon Brothers/JNL Balanced Series
                                          Salomon Brothers/JNL Global Bond
                                          Series
                                          Salomon Brothers/JNL High Yield Bond
                                          Series

T. Rowe Price Associates, Inc.            T. Rowe Price/JNL Mid-Cap Growth
                                          Series

First Trust Advisors L.P.                 JNL/First Trust The Dow(SM) Target 10
                                          Series



The investment objectives and policies of certain of the investment divisions are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the investment division may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment division's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment division with a small asset base. An investment division may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund V LLC carefully before investing. Additional investment divisions may be available in the future.


VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.


SUBSTITUTION. Jackson National may be required to substitute an investment division with another division. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.


CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the contracts invested in an investment division, after expenses have been deducted.


This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;
o to waive the withdrawal charge in the event of your death; and o to provide both a standard and an enhanced death benefit prior to the income date.


The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.


OPTIONAL ENHANCED DEATH BENEFIT CHARGE. If you elect the optional enhanced death benefit when you purchase your contract, Jackson National will deduct an optional enhanced death benefit charge from your contract. This charge, on an annual basis, equals .15% of the daily value of your contract invested in the investment divisions. This charge is for the mortality risks that we assume in connection with the optional enhanced death benefit.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to each transfer in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. During the accumulation phase, you can make withdrawals from your contract.

You will incur a withdrawal charge when you withdraw:

o    premiums which have been in your contract for nine years or less.

You will not incur a withdrawal charge when you withdraw:

o    earnings;
o 10% of the value of your contract less any previous withdrawals during that contract year (Note: This withdrawal option is available only once each contract year).

The withdrawal charge starts at 8.5% in the first year that a premium is in your contract, declines to 8% in the second year, and declines 1% a year thereafter to 0% after 9 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from earnings first, then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may waive the withdrawal charge on amounts you transfer from your contract to another contract issued by us to you. The amounts that you transfer may be subject to new withdrawal charges or other fees under the other contract.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund V LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

INCOME TAXES. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

MINIMUM INITIAL PREMIUM:

o    $5,000 under most circumstances
o    $2,000 for a qualified plan contract
o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

o    $500
o    $50 under the automatic payment plan
o    You can pay additional premiums at any time during the accumulation phase.


When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts and/or the investment divisions you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed account or investment division is $100. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options plus the guaranteed accounts during the life of your contract.


Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


ACCUMULATION UNITS. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of money invested in the particular investment division;


     2. subtracting any insurance charges, optional enhanced death benefit charge, and any other charges such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.


When you make an allocation to an investment division, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium and/or contract enhancement allocated to any investment division by the value of the accumulation unit for that investment division.


CONTRACT ENHANCEMENTS


Each time you make a premium payment, Jackson National will add an additional amount to your contract. This contract enhancement will equal 4% of your premium payment. Jackson National will allocate the contract enhancement to the guaranteed accounts and/or investment divisions in the same proportion as the premium payment.


You will not receive any contract enhancement applied to your contract within the prior twelve months when:

o    you return your contract within the free look period;
o    Jackson National pays a death benefit under your contract;
o    you make a partial or full withdrawal or receive a distribution; or
o    Jackson National pays a benefit under a rider or an endorsement.

Your contract value will reflect any gains or losses attributable to a contract enhancement described above.

Contract enhancements, and any gains or losses attributable to a contract enhancement, distributed under your contract will be considered earnings under the contract for tax purposes.

TRANSFERS


You can transfer money among the guaranteed accounts and the investment divisions during the accumulation phase. During the income phase, you can transfer money among the investment divisions or from the investment divisions to a guaranteed option. You can make 15 transfers every contract year without charge.


TELEPHONE TRANSACTIONS. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making either a partial or complete withdrawal, or
o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

       1.  the value of the contract on the day you made the withdrawal;

       2.  less any contract charges and fees;

       3. less any contract enhancements applied during the prior 12 months;

       4.  less any premium taxes or other taxes payable; and

       5. less any withdrawal charge.


Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment division from which you are making the withdrawal.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


There are limitations on withdrawals from qualified plans.  See "Taxes."


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.


SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
b)   trading on the New York Stock Exchange is restricted;
c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,
d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions in (b) and/or (c) exist.


Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option.

INCOME DATE. The income date must be at least one year after your contract is issued. The income date may not be later than your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by the qualified plan, law, or regulation). If you do not choose an income date, the income date will be your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by the qualified plan, law, or regulation). You can change the income date at any time before the income date currently in effect. You must give us 7 days notice.

INCOME OPTIONS. You may elect to receive a single sum or you may elect one of the income options described below. A single sum distribution may be deemed to be a withdrawal. If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments. You can change your income option at any time before the income date. You must give us 7 days notice.

The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. At the time you elect this option, you may choose whether the payments to the survivor will continue at the full rate or at two-thirds or one-half of the full rate.


     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to your beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.


     Additional Options - Other income options may be made available by Jackson National.


INCOME PAYMENTS. At the income date, you can choose whether payments will come from the guaranteed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.


Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;


     2. the 3% assumed investment rate used in the annuity table for the contract; and


     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.


DEATH BENEFIT

The contract offers a selection of death benefits. When you purchase your contract, you must elect the death benefit that will be available before the income date. You may elect:

o    the standard death benefit; or
o    the optional enhanced death benefit.

You cannot change your election after we have issued your contract. The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record. The death benefit amount remains in the separate account and/or the guaranteed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the separate account will be subject to investment risk, which is borne by the beneficiary.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

     Standard Death Benefit.  The standard death benefit equals the greater of:

     1.   current contract value;

          a. less any contract enhancement applied within the 12 months prior to your death.

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   less contract charges and fees,

          d.   less premium taxes, and

          e. less any contract enhancement applied within the 12 months prior to your death.

     Optional Enhanced Death Benefit. The optional enhanced death benefit is equal to the greatest of:

     1.   the standard death benefit;

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   less contract charges and fees,

          d.   less premium taxes, and

          e. less any contract enhancement applied within the 12 months prior to your death,

     compounded at 5% (4% if the owner is age 70 or older at the date of issue).

     3. the contract value at the end of the 7th contract year;

          a.   plus all premiums made since the 7th year,

          b.   less withdrawals,

          c.   less withdrawal charges,

          d.   less contract charges and fees,

          e.   less premium taxes, and

          f. less any contract enhancement applied within the 12 months prior to your death,

     compounded at 5% (4% if the owner is age 70 or older at the date of issue).

The optional enhanced death benefit under 2 or 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and fees, withdrawal charges, and premium taxes.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, and you are not the annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT BEFORE THE INCOME DATE. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you become the new annuitant. You may name a new annuitant, subject to our administrative requirements. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

DEATH OF ANNUITANT ON OR AFTER THE INCOME DATE. If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

THE FOLLOWING IS GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER. A FURTHER DISCUSSION REGARDING TAXES IS INCLUDED IN THE SAI.


The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as the tax-deferral that is provided by the contract or the qualified plan). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your investment in the contract are treated as income.


If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified contracts are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.


A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS. If you make a withdrawal from your contract, the Code generally treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income. Additional information is provided in the SAI.


The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or life expectancy; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS. There are special rules that govern qualified contracts. We have provided an additional discussion in the SAI.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

DEATH BENEFITS. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

ASSIGNMENT. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


OWNER CONTROL. Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment divisions. If you are considered to be the owner of the shares, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment divisions, to make transfers among the investment divisions or the number and type of investment divisions owners may select from without being considered the owner of the shares.


Furthermore, under the Contract you may invest in the JNL/First Trust The Dow(SM) Target 10 Series of the JNL Variable Fund V LLC (Target Series).

The investment strategy employed by the Target Series involves the purchase on a pre-determined selection date of the common stock of a limited number of companies meeting certain criteria. Such criteria consist of pre-set objective standards such as highest dividend yield, price per share and market capitalization. A pre-set number of stocks meeting such criteria (ten) are purchased in equal amounts. The Series will purchase and sell stocks on an on-going basis according to the pre-set criteria and percentage relationships and will generally follow a buy and hold strategy. (See the JNL Variable Fund V LLC prospectus.)

It is unknown what level of investment management must be exercised by a manager of the Target Series and what amount of investment diversification of the Target Series is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if you are deemed to possess too much control over the assets of the separate account, the Contract would not be given tax-deferred treatment and therefore the earnings allocable to the Contract would be subject to federal income tax prior to receipt by you.


If any guidance is provided by the Internal Revenue Service which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment divisions. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


OTHER INFORMATION


DOLLAR COST AVERAGING. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


Jackson National does not currently charge for participation in this program. We may do so in the future.

REBALANCING. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.


FREE LOOK. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment division plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed accounts. We will determine the contract value in the investment division as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payment were required by law. ADVERTISING. From time to time, Jackson National may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.
     o Standardized average annual total return is calculated in accordance with SEC guidelines.
     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.


LEGAL PROCEEDINGS. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.


QUESTIONS. If you have questions about your contract, you may call or write to us at:
o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History ......................................... 2

Services ................................................................ 2

Purchase of Securities Being Offered .................................... 3

Underwriters ............................................................ 3

Calculation of Performance .............................................. 3

Additional Tax Information .............................................. 6

Income Payments; Net Investment Factor ..................................17

Financial Statements ....................................................19

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2000




            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
                ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT V
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2000. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.






                                TABLE OF CONTENTS
                                                                          PAGE


General Information and History..............................................2
Services.....................................................................2
Purchase of Securities Being Offered.........................................3
Underwriters.................................................................3
Calculation of Performance...................................................3
Additional Tax Information...................................................6
Income Payments; Net Investment Factor .....................................16
Financial Statements .......................................................18

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account V (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.


The JNL/J.P. Morgan Enhanced S&P 500(R) Stock Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Divisionparticularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


SERVICES

Jackson National is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for certain of the audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National. These changes were put into effect by Jackson National as of the date referenced above. Neither Jackson National nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP.


Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National.

No underwriting commissions are paid by Jackson National to JNLD.


CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted. Standardized average annual total return is not available for periods before the investment division was in existence.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and it corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


                   a-b   6
YIELD   =       2[(---+1)  -1]
                   cd

Where:

         a        =        net  investment  income earned during the period by
                           the  series  attributable  to  shares  owned  by  the
                           investment division.
         b        =        expenses for the investment  division  accrued for
                           the period (net of reimbursements).
         c        =        the  average  daily  number of  accumulation  units
                           outstanding during the period.
         d        =        the maximum offering price per accumulation unit on
                           the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division, subject to Rule 482 under the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THE PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


General


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, a mutual fund will be deemed adequately diversified if
(1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.


Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

Furthermore, under the Contract you may invest in the JNL/First Trust The Dow(SM) Target 10 Series of the JNL Variable Fund V LLC (Target Series).

The investment strategy employed by the Target Series involves the purchase on a pre-determined selection date of the common stock of a limited number of companies meeting certain criteria. Such criteria consist of pre-set objective standards such as highest dividend yield, price per share and market capitalization. A pre-set number of stocks meeting such criteria (ten) are purchased in equal amounts. The Series will purchase and sell stocks on an on-going basis according to the pre-set criteria and percentage relationships and will generally follow a buy and hold strategy. (See the JNL Variable Fund V LLC prospectus.)


It is unknown what level of investment management must be exercised by a manager of the Target Series and what amount of investment diversification of the Target Series is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if you are deemed to possess too much control over the assets of the Separate Account, the contract would not be given tax-deferred treatment and therefore the earnings allocable to the contract would be subject to federal income tax prior to receipt by you.


In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiesence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.


Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


Qualified Plans

The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Qualified Plans

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans


The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are generally descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contract issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (c) Roth IRAs

         Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

         Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

         Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

         (d) Pension and Profit-Sharing Plans


         Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (e) Non-Qualified Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans Under
         Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of a Plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to
         January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditor's.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

         o        attains age 70 1/2,
         o        separates from service,
         o        dies, or
         o suffers an unforeseeable financial emergency as defined in the Code.

        Under  present  federal  tax law,  amounts  accumulated  in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.


INCOME PAYMENTS; NET INVESTMENT FACTOR

See "Income Payments (The Income Phase)" in the Prospectus.


The net investment factor is an index applied to measure the net investment performance of an investment division from one business day to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

The net investment factor for any investment division for any business day is determined by dividing (a) by (b) and then subtracting (c) from the result where:


         (a) is the net result of:


                  (1) the net asset value of a series share held in the investment division determined as of the end of the business day, plus


                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs on the business day, plus or minus


                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National which are determined by Jackson National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment division determined as of the end of the preceding business day; and


         (c) is the contract insurance charges, optional enhanced death benefit charge and any other charge or fee as applicable.

                              FINANCIAL STATEMENTS

                       JACKSON NATIONAL SEPARATE ACCOUNT V

There are no financial statements of the Separate Account because the Separate Account had not commenced operations as of December 31, 1999.

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company as of December 31, 1999 and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The accompanying consolidated statements of Jackson National Life Insurance Company as of December 31, 1998, were audited by other auditors whose report thereon dated February 5, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.

As discussed more fully in note 2 to the financial statements, effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments."







February 2, 2000

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEET
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                        DECEMBER 31,
                                                                           -------------------------------------
                                                                            1999             1998
                                                                           ------------------  -----------------
ASSETS

   Investments:
     Cash and short-term investments .................................         $  2,162,340       $  2,487,418
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 1999, $27,325,447; 1998,
         $26,615,730) ................................................           26,233,916         27,304,968
        Equities (cost: 1999, $443,781; 1998, $247,307) ..............              497,096            319,831
     Mortgage loans, net of allowance ................................            3,421,720          2,465,807
     Policy loans ....................................................              675,643            652,628
     Other invested assets ...........................................              861,981            415,493
                                                                           ------------------  -----------------
         Total investments ...........................................           33,852,696         33,646,145

   Accrued investment income .........................................              445,241            427,297
   Deferred acquisition costs ........................................            2,000,305          1,311,314
   Reinsurance recoverable ...........................................              328,010            256,189
   Deferred income taxes .............................................              298,215                  -
   Value of acquired insurance in force ..............................              138,734            154,402
   Other assets ......................................................              162,540             91,750
   Variable annuity assets ...........................................            4,522,188          1,951,659
                                                                           ==================  =================
         Total assets ................................................        $  41,747,929       $ 37,838,756
                                                                           ==================  =================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits ...........................        $     669,275       $    650,305
       Deposits on investment contracts ..............................           25,339,544         25,135,640
       Guaranteed investment contracts ...............................            4,658,339          4,566,859
       Other policyholder funds ......................................               11,147             12,262
       Claims payable ................................................              221,288            168,278
     Trust instruments supported by funding agreements ...............              997,973                  -
     Reverse repurchase agreements ...................................            1,439,334            922,121
     Securities lending payable ......................................              288,000            425,000
     Surplus note payable ............................................              249,184            249,176
     Income taxes payable to Parent ..................................              179,123            178,236
     Liability for guaranty fund assessments .........................               80,225             66,846
     Deferred income taxes ...........................................                    -             23,122
     Other liabilities ...............................................              631,451            607,250
     Variable annuity liabilities ....................................            4,522,188          1,951,659
                                                                           ------------------  -----------------
         Total liabilities ...........................................           39,287,071         34,956,754
                                                                           ------------------  -----------------

     STOCKHOLDER'S EQUITY
     Capital stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares ..........................               13,800             13,800
     Additional paid-in capital ......................................            1,360,982          1,360,982
     Accumulated other comprehensive income
       net of tax of $(250,835) in 1999 and  $175,147 in 1998 ........            (465,836)            325,273
     Retained earnings ...............................................            1,551,912          1,181,947
                                                                           ------------------  -----------------
     Total stockholder's equity ......................................            2,460,858          2,882,002
                                                                           ==================  =================
         Total liabilities and stockholder's equity ..................     $     41,747,929       $ 37,838,756
                                                                           ==================  =================



          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENT
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------


                                                                          YEARS ENDED DECEMBER 31,
                                                               1999                 1998                1997
                                                          -----------------    -----------------  ------------------
REVENUES
   Premiums and other considerations ..................   $        258,311     $        263,686   $        275,851

   Net investment income ..............................          2,476,196            2,478,277          2,333,509

   Net realized investment gains ......................             44,318               69,446             80,335

   Fee income:
     Mortality charges ................................            134,744              136,040            136,285
     Surrender charges ................................             72,601               76,878             66,638
     Expense charges ..................................             17,481               19,217             20,175
     Variable annuity fees ............................             41,521               21,411             10,202
     Net asset management fees ........................             13,118                7,044              5,219
     Net retained commissions .........................                  -                  396                443
                                                          -----------------    -----------------  ------------------
   Total fee income ...................................            279,465              260,986            238,962

   Other income .......................................             37,286               32,974             31,251
                                                          -----------------    -----------------  ------------------
     Total revenues ...................................          3,095,576            3,105,369          2,959,908
                                                          -----------------    -----------------  ------------------

BENEFITS AND EXPENSES
   Death benefits .....................................            273,400              274,219            279,014
   Interest credited on deposit liabilities ...........          1,637,478            1,664,133          1,586,249
   Interest expense on surplus notes and reverse
      repurchase agreements ...........................             73,991              121,035            107,738
   Interest expense on trust instruments supported
      by funding agreements ...........................             28,480                    -                  -
   Decrease in reserves, net of reinsurance
      recoverables ....................................            (32,199)             (20,712)           (23,292)
   Other policyholder benefits ........................             15,820               10,534             16,170
   Commissions ........................................            312,213              208,177            274,906
   General and administrative expenses ................            206,121              169,274            169,473
   Taxes, licenses and fees ...........................              8,872               14,152             21,852
   Deferral of policy acquisition costs ...............           (360,205)            (251,166)          (320,246)
   Amortization of acquisition costs:
     Attributable to operations .......................            210,248              194,045            191,425
     Attributable to net realized investment gains ....             15,798               24,096             24,687
   Amortization of insurance in force .................             15,668               14,843             14,039
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses ......................          2,405,685            2,422,630          2,342,015
                                                          -----------------    -----------------  ------------------
     Pretax income ....................................            689,891              682,739            617,893
   Federal income tax expense .........................            241,500              239,000            216,300
                                                          -----------------    -----------------  ------------------

     Income before cumulative effect of change in
       accounting principle ...........................            448,391              443,739            401,593
   Cumulative effect of change in accounting principle              17,884                    -                  -
                                                          =================    =================  ==================
     NET INCOME .......................................   $        466,275     $        443,739   $        401,593
                                                          =================    =================  ==================

   Pro forma net income assuming the change in
    accounting principle is applied retroactively .....   $        448,391     $        437,811   $        397,571
                                                          =================    =================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEARS ENDED DECEMBER 31,
                                                                             1999                 1998                 1997
                                                                       -------------------  -------------------  -------------------

COMMON STOCK, beginning and end of year .........................      $         13,800     $         13,800      $        13,800
                                                                       -------------------  -------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year ...............................................             1,360,982              832,982              648,982
    Capital contributions .......................................                     -              528,000              184,000
                                                                       -------------------  -------------------  -------------------
End of year .....................................................             1,360,982            1,360,982              832,982
                                                                       -------------------  -------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year ...............................................               325,273              440,537              180,432
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $(425,982) in 1999, $(62,065) in
       1998, and $140,057 in 1997 ...............................              (791,109)            (115,264)             260,105
                                                                       -------------------  -------------------  -------------------
End of year .....................................................              (465,836)             325,273              440,537
                                                                       -------------------  -------------------  -------------------

RETAINED EARNINGS
Beginning of year ...............................................             1,181,947            1,327,830            1,170,737
    Net income ..................................................               466,275              443,739              401,593
    Dividends paid to stockholder ...............................               (96,310)            (589,622)            (244,500)
                                                                       -------------------  -------------------  -------------------
End of year .....................................................             1,551,912            1,181,947            1,327,830
                                                                       -------------------  -------------------  -------------------


TOTAL STOCKHOLDER'S EQUITY ......................................      $       2,460,858    $      2,882,002     $       2,615,149
                                                                       ===================  ===================  ===================

                                                                                         YEARS ENDED DECEMBER 31,
                                                                              1999                 1998                 1997
                                                                        -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income ......................................................       $        466,275     $        443,739     4        401,593
Net unrealized holding gains (losses) arising during
       the period, net of tax of $(398,646) in 1999,
       $(41,366) in 1998 and $148,906 in 1997 ...................               (740,343)             (76,823)             276,539
Reclassification adjustment for gains included in
       net income, net of tax of  $(27,336) in 1999,
       $(20,699) in 1998 and $(8,849) in 1997 ...................                (50,766)             (38,441)             (16,434)
                                                                        ===================  ===================  ==================
COMPREHENSIVE INCOME (LOSS) .....................................       $       (324,834)    $         328,475    $          661,698
                                                                        ===================  ===================  ==================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF CASH FLOWS
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           YEARS ENDED DECEMBER 31,
                                                                                 1999                1998               1997
                                                                            ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income .......................................................     $       466,275     $       443,739    $      401,593
     Adjustments  to  reconcile  net income to net cash
       provided  by  operating activities:
         Net realized investment gains ................................             (44,318)            (69,446)          (80,335)
         Interest credited on deposit liabilities .....................           1,637,478           1,664,133         1,586,249
         Interest expense on trust instruments supported
           by funding agreements ......................................              28,480                   -                 -
         Other charges ................................................            (224,826)           (253,546)         (233,300)
         Amortization of discount and premium on
           Investments ................................................             (69,919)           (104,586)          (18,437)
         Deferred income tax provision ................................             104,600              42,100            34,500
         Change in:
              Accrued investment income ...............................             (17,944)            (40,885)          (48,313)
              Deferred acquisition costs ..............................            (123,659)            (33,025)         (104,134)
              Value of acquired insurance in force ....................              15,668              14,843            14,039
              Income taxes payable to Parent ..........................                 887              34,941             2,931
              Other assets and liabilities, net .......................              85,808             (98,924)          659,413
                                                                            ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES ........................           1,858,530           1,599,344         2,214,206
                                                                            ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale ........           5,374,124           6,923,936         9,078,616
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities and equities available for sale .............           2,426,270           1,020,281           960,844
         Mortgage loans ...............................................             113,545             127,201            47,282
        Purchases of:
         Fixed maturities and equities available for sale .............          (8,677,736)         (8,847,509)      (11,588,708)
            Mortgage loans ............................................          (1,071,678)         (1,008,131)         (801,008)
     Other investing activities .......................................              15,873            (769,833)        1,332,795
                                                                            ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES ..........................          (1,819,602)         (2,554,055)         (970,179)
                                                                            ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits .....................................................           7,211,159           5,185,920         5,244,103
         Withdrawals ..................................................          (5,723,094)         (4,306,150)       (3,599,724)
     Net transfers to separate accounts ...............................          (1,755,761)           (509,182)         (604,152)
     Surplus note payable .............................................                   -                   -           249,163
     Payment of cash dividends to Parent ..............................             (96,310)           (589,622)         (244,500)
     Capital contribution from Parent .................................                   -             528,000           184,000
                                                                            ----------------    ----------------   -----------------
     NET CASH (USED) PROVIDED BY FINANCING ACTIVITIES .................            (364,006)            308,966         1,228,890
                                                                            ----------------    ----------------   -----------------
     NET (DECREASE) INCREASE IN CASH AND SHORT-TERM
           INVESTMENTS ................................................            (325,078)           (645,745)        2,472,917

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF PERIOD ..................           2,487,418           3,133,163           660,246
                                                                            ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD ........................     $     2,162,340     $    2,487,418     $   3,133,163
                                                                            ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"),  London,  England.  JNL  is  licensed  to  sell  group  and individual annuity products, including immediate and deferred annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in 49 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer and JNL Thrift Holdings, Inc., a unitary thrift holding company.

     On November 10, 1998, JNL Thrift Holdings, Inc. completed its acquisition of First Federal Savings and Loan Association of San Bernardino, a thrift located in San Bernardino, California. Following the acquisition, the thrift was renamed Jackson Federal Bank ("Jackson Federal"). The purchase price amounted to $6.5 million. Additional capital contributions of $3.5 million and $4.2 million were made by the Company in 1999 and 1998, respectively. Jackson Federal had total assets of $110.0 million and deposits of $105.8 million at the date of the acquisition. The $3.8 million excess of the purchase price over the fair value of assets acquired was allocated to goodwill and core deposits. The core deposits are amortized over 7 years and goodwill is amortized over 15 years. The acquisition was accounted for by the purchase method and the results of Jackson Federal are included in the consolidated income statement from the date of acquisition.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLES
     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 is treated as a cumulative effect of a change in accounting principle and prior periods have not been restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million is included in net income in 1999.

     Effective January 1, 1999, JNL adopted Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The impact of adoption was not material.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     COMPREHENSIVE INCOME
     Effective January 1, 1998, JNL adopted Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in the financial statements. Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains/(losses) on securities. SFAS 130 requires additional disclosures in the financial statements, but it has no impact on the Company's financial position or net income.

     INVESTMENTS
     Cash and short-term investments which primarily include cash, commercial paper, and money market instruments are carried at cost, which approximates fair value. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at aggregate fair value. Debt securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities which include common stocks and non-redeemable preferred stocks are carried at fair value.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 1999 and 1998 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Index swap agreements generally involve the exchange of payments based on a short-term interest rate index for payments based on the total return of a bond or equity index over the life of the agreement without an exchange of the underlying principal amount. Index swap agreements outstanding at December 31, 1998 hedged the anticipated purchase of investment grade available for sale bonds and are carried at fair value. Fair value and amounts paid or received on the swaps are deferred and will adjust the basis of bonds acquired upon expiration of the swaps.

     Put-swaptions purchased provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 10 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps, are entered into for the purpose of hedging the Company's foreign currency denominated Trust instrument obligations. Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     Derivative financial instruments are held primarily for hedging purposes. High yield bond index swaps and equity index swaps were held for investment purposes in 1998 and 1997. Emerging market bond index swaps and equity index futures were also held for investment purposes in 1998.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $320.0 million at December 31, 1999 and decreased by $245.3 million at December 31, 1998 to reflect this change.

     VALUE OF ACQUIRED INSURANCE IN-FORCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. In years prior to 1998, JNL filed a consolidated federal income tax return with Brooke Life only. The non-life insurance company subsidiaries file separate federal income tax returns.
     Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract as of the valuation date. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purposes of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. Trust instrument liabilities reported are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses are excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $4,461.2 million and $1,908.1 million at December 31, 1999 and 1998, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $61.0 million and $43.6 million at December 31, 1999 and 1998, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS
     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for debt securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values. For commercial loans, carrying value approximates fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $3,400.3 million and $2,682.7 million at December 31, 1999 and 1998, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation pricing models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates with similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $20.2 billion and $19.2 billion, respectively, at December 31, 1999, and $20.0 billion and $19.1 billion, respectively, at December 31, 1998.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $4.7 billion, at December 31, 1999, and $4.6 billion at December 31, 1998.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.0 billion at December 31, 1999.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,336.8 million and $1,861.7 million at December 31, 1999 and 1998, respectively.

     INDEBTEDNESS:
     Fair value is based on the present value of future cash flows at current interest rates. The fair value of surplus notes approximated $248.8 million and $288.9 million at December 31, 1999 and 1998, respectively. The carrying value of reverse repurchase agreements approximates fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 1999, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 1999, investments rated by the Company's investment advisor totaled $579.7 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                               PERCENT OF TOTAL
                  INVESTMENT RATING                                 ASSETS
                                                             -------------------
                  AAA ...................................                15.3%
                  AA ....................................                 2.6
                  A .....................................                16.3
                  BBB ...................................                22.1
                                                             -------------------
                      Investment grade ..................                56.3
                                                             -------------------
                  BB ....................................                 4.5
                  B and below ...........................                 2.1
                                                             -------------------
                      Below investment grade ............                 6.6
                                                             -------------------
                      Total fixed maturities ............                62.9
                                                             -------------------
                  Other assets ..........................                37.1
                                                             ===================
                      Total assets ......................               100.0%
                                                             ===================

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):


                                                                                GROSS             GROSS             ESTIMATED
                                                          AMORTIZED          UNREALIZED         UNREALIZED            FAIR
     DECEMBER 31, 1999                                      COST                GAINS             LOSSES              VALUE
                                                     -------------------- ------------------ ------------------- -------------------
     U.S. Treasury securities ...................         $       9,974        $        17        $      380        $        9,611
     U.S. Government agencies
          and foreign governments ...............               282,938             13,276             2,559               293,655
     Public utilities ...........................               547,355              5,419            25,850               526,924
     Corporate securities
          and commercial loans ..................            15,304,146            126,822           787,942            14,643,026
     Mortgage-backed securities .................            11,181,034             22,677           443,011            10,760,700
                                                     -------------------- ------------------ ------------------- -------------------
          Total .................................         $  27,325,447        $   168,211       $ 1,259,742        $   26,233,916
                                                     ==================== ================== =================== ===================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

                                                                              GROSS              GROSS             ESTIMATED
                                                        AMORTIZED           UNREALIZED        UNREALIZED              FAIR
     DECEMBER 31, 1998                                     COST               GAINS             LOSSES               VALUE
                                                    -------------------- ------------------ ------------------- --------------------
     U.S. Treasury securities ...................        $      11,372        $       276        $       19         $       11,629
     U.S. Government agencies
         and foreign governments ................              210,907             19,512             4,188                226,231
     Public utilities ...........................              512,375             25,274                23                537,626
     Corporate securities
           and commercial loans .................           13,929,370            671,454           220,363             14,380,461
     Mortgage-backed securities .................           11,951,706            265,076            67,761             12,149,021
                                                    -------------------- ------------------ ------------------- --------------------
          Total .................................        $  26,615,730        $   981,592        $  292,354         $   27,304,968
                                                    ==================== ================== =================== ====================

     Gross unrealized gains pertaining to equity securities at December 31, 1999 and 1998 were $83.3 million and $94.3 million, respectively. Gross unrealized losses at December 31, 1999 and 1998 were $30.0 million and $21.8 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                                            AMORTIZED              ESTIMATED
                                                                              COST                FAIR VALUE
                                                                       --------------------  ----------------------
     Due in 1 year or less ......................................           $     165,931          $      164,796
     Due after 1 year through 5 years ...........................               3,308,798               3,298,580
     Due after 5 years through 10 years .........................               7,309,646               6,944,198
     Due after 10 years through 20 years ........................               2,334,373               2,200,878
     Due after 20 years .........................................               3,025,665               2,864,764
     Mortgage-backed securities .................................              11,181,034              10,760,700
                                                                       ====================  ======================
          Total .................................................           $  27,325,447          $   26,233,916
                                                                       ====================  ======================

     Acquisition discounts and premiums on collateralized mortgage obligations are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate premium/discount amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to carrying values are included in investment income.

     Fixed maturities with a carrying value of $2.7 million and $6.7 million were on deposit with regulatory authorities at December 31, 1999 and 1998, respectively, as required by law in various states in which business is conducted.

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $15.4 million and $11.5 million at December 31, 1999 and 1998, respectively, are as follows (in thousands):

                                                      DECEMBER 31,
                                                1999                 1998
                                          ------------------    ----------------
         Single Family ................         $        19     $            87
         Commercial ...................           3,421,701           2,465,720
                                          ==================    ================
              Total ...................         $ 3,421,720     $    2,465,807
                                          ==================    ================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------

4.   INVESTMENTS (CONTINUED)

     At December 31, 1999, mortgage loans were collateralized by properties located in 36 states and Canada. Approximately 18% of the aggregate carrying value of the portfolio is secured by properties located in Texas.

     OTHER INVESTED ASSETS
     Other invested assets consist primarily of investments in limited partnerships that invest in securities. Limited partnership income recognized by the Company was $34.3 million, $10.2 million and $38.9 million in 1999, 1998 and 1997, respectively. At December 31, 1999, the Company has unfunded commitments related to its investments in limited partnerships totaling $259.6 million. Effective January 1, 2000, the Company has an additional commitment of $500.0 million.

     DERIVATIVES
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts, estimated fair values and gain/(loss) for derivative financial instruments outstanding is as follows (in thousands):


                                                                 DECEMBER 31,
                                              1999                                           1998
                          ---------------------------------------------   -------------------------------------------
                             CONTRACTUAL/                                   CONTRACTUAL/
                               NOTIONAL          FAIR         GAIN/           NOTIONAL         FAIR        GAIN/
                                AMOUNT           VALUE       (LOSS)            AMOUNT         VALUE       (LOSS)
                          ------------------- ------------ ------------    -----------------------------------------
     Interest rate swaps     $    4,610,000     $ 19,878     $ 19,878       $   3,300,000    $(57,337)    $(57,337)
     Index swaps ........                 -            -            -             650,000           -        3,630
     Cross-currency
        swaps ...........           808,572      (61,472)     (61,472)                  -           -            -
     Put-swaptions ......        29,500,000       14,792        1,706          34,500,000       2,987      (16,013)
     Futures ............            62,557            -        4,633              48,844           -        3,020
     Call options .......         1,501,075      628,836      339,321             811,691     298,851      169,020


     During 1999 and 1998, the Company recorded net expenses of $29.9 million and $20.2 million, respectively, on derivative instruments. Income on derivatives of $35.8 million was recorded in 1997. Included in these amounts was a loss of $6.1 million in 1998, and income of $36.3 million in 1997 related to investment activity. During 1999 and 1998, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps and $10.1 million on the termination of emerging market bond index swaps, respectively. The average notional amount of swaps outstanding was $4.6 billion and $4.3 billion in 1999 and 1998, respectively. Included in the average outstanding amount were high yield and emerging market bond index swaps and equity index swaps of $231.1 million during 1998. The average outstanding contractual amount of equity futures held for investment purposes was $57.6 million during 1998.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


4.  INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1999 and 1998, the estimated fair value of loaned securities was $313.8 million and $440.2 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $288.0 million and $425.0 million at December 31, 1999 and 1998, respectively, was invested in a pooled fund managed by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.  INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                  YEARS ENDED DECEMBER 31,
                                                       1999                 1998                 1997
                                                 -----------------    ------------------   ------------------
     Fixed maturities ........................   $     2,094,557        $    2,160,543      $     2,003,256
     Other investment income .................            420,764              360,846              359,948
                                                 -----------------    ------------------   ------------------
       Total investment income ...............          2,515,321            2,521,389            2,363,204
     Less investment expenses ................            (39,125)             (43,112)             (29,695)
                                                 -----------------    ------------------   ------------------
       Net investment income .................   $     2,476,196       $     2,478,277      $     2,333,509
                                                 =================    ==================   ==================

     Net realized investment gains and losses are as follows (in thousands):


                                                                  YEARS ENDED DECEMBER 31,
                                                       1999                 1998                 1997
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains ...........................    $        99,131     $        120,325     $        121,916
       Gross losses ..........................            (28,163)             (29,121)             (46,009)
     Sales of equity securities
       Gross gains ...........................             54,849               25,682               50,643
       Gross losses ..........................               (228)                (100)                (783)
     Impairment losses .......................            (77,076)             (31,532)             (39,415)
     Other invested assets, net ..............             (4,195)             (15,808)              (6,017)
                                                 -----------------    ------------------   ------------------
       Total .................................    $        44,318     $         69,446     $         80,335
                                                 =================    ==================   ==================

6.   VALUE OF ACQUIRED INSURANCE IN-FORCE

     The  value  of  acquired   insurance   in-force  was  determined  by  using
     assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance in-force was as follows (in thousands):

                                                                            YEARS ENDED DECEMBER 31,
                                                                 1999                 1998                 1997
                                                           -----------------    -----------------    -----------------
     Balance, beginning of year ....................       $        154,402      $       169,245        $     183,284
     Interest, at rates varying from 6.5% to 9.5% ..                 13,690               15,095               16,419
      Amortization .................................                (29,358)             (29,938)             (30,458)
                                                           =================    =================    =================
     Balance, end of year ..........................       $        138,734      $       154,402        $     169,245
                                                           =================    =================    =================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


6.   VALUE OF ACQUIRED INSURANCE IN-FORCE (CONTINUED)

     The value of acquired insurance in-force estimated amortization is as follows (in thousands):

                         2000                                   $  16,500
                         2001                                      17,400
                         2002                                      18,500
                         2003                                      19,600
                         2004                                      20,900
                         Thereafter                                45,834
                                                          -----------------
                              Total                             $ 138,734
                                                          =================

7.   INDEBTEDNESS

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest expense on the Notes was $20.8 million in 1999 and 1998, and $16.3 million in 1997.

     REVERSE REPURCHASE AGREEMENTS
     During 1999, 1998 and 1997, the Company entered into reverse repurchase and dollar roll repurchase agreements (in 1998 and 1997 only) whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $987.8 million and $1.8 billion during 1999 and 1998, respectively, at weighted average interest rates of 5.39% and 5.49%, respectively. Interest paid totaled $53.2 million, $100.2 million and $91.4 million in 1999, 1998 and 1997, respectively. The highest level of short-term borrowings at any month end was $1.5 billion in 1999 and $2.4 billion in 1998.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


8.   REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):


                                                                    YEARS ENDED DECEMBER 31,
                                                           1999               1998                1997
                                                     ------------------ ------------------  -----------------
     Direct premiums ............................    $        361,367    $       356,368    $        352,256
     Assumed premiums ...........................               4,941              5,162               5,354
     Less reinsurance ceded .....................            (107,997)           (97,844)            (81,759)
                                                     ================== ==================  =================
       Total net premiums .......................      $      258,311    $       263,686    $        275,851
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):


                                                                                    DECEMBER 31,
                                                                               1999               1998
                                                                         ------------------ -----------------
     Ceded reserves .............................                             $   289,034        $  237,971
     Ceded claims liability .....................                                  15,939             9,132
     Ceded - other ..............................                                  23,037             9,086
                                                                         ================== =================
       Total ....................................                             $   328,010        $  256,189
                                                                         ================== =================

     Reserves reinsured through Brooke Life were $76.4 million and $79.1 million at December 31, 1999 and 1998, respectively.

9.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   1999             1998             1997
                                                              ---------------  -----------------  -------------
     Current tax expense ........................                $   136,900    $     196,900     $    181,800
     Deferred tax expense .......................                    104,600           42,100           34,500
                                                              ---------------  -----------------  -------------

     Provision for federal income taxes .........                $   241,500     $    239,000     $    216,300
                                                              ===============  =================  =============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1999, 1998 and 1997 as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   1999             1998            1997
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate .............                 $ 241,462        $ 238,959       $ 216,263
     Other ......................................                        38               41              37
                                                              ---------------  -------------- ----------------
     Provision for federal income taxes .........                 $ 241,500        $ 239,000       $ 216,300
                                                              ===============  =============== ===============

     Effective tax rate .........................                     35.0%            35.0%           35.0%
                                                              ===============  =============== ===============

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------


9.   FEDERAL INCOME TAXES (CONTINUED)

     Federal income taxes paid were $147.4 million, $161.9 million and $178.9 million, in 1999, 1998 and 1997, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                             YEARS ENDED DECEMBER 31,
                                                                             1999                1998
                                                                       ------------------  ------------------
     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items ....................    $         617,829   $         611,094
     Difference between financial reporting and the tax basis of:
          Investment assets acquired ..............................                    -              14,035
          Insolvency fund assessments .............................               28,553              28,553
          Other, net ..............................................                    -              10,288
     Net unrealized losses on available for sale securities .......              362,836                   -
                                                                       ------------------  ------------------
     Total deferred tax asset .....................................            1,009,218             663,970
                                                                       ------------------  ------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs ...................................             (569,295)           (334,851)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force ...........................              (48,557)            (54,041)
        Investment assets acquired ................................              (40,499)                  -
        Other assets ..............................................                  (37)             (1,696)
     Net unrealized gains on available for sale securities ........                    -            (261,013)
     Other, net ...................................................              (52,615)            (35,491)
                                                                       ------------------  ------------------
     Total deferred tax liability .................................             (711,003)           (687,092)
                                                                       ------------------  ------------------

     Net deferred tax asset (liability) ...........................    $         298,215   $         (23,122)
                                                                       ==================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

10. COMMITMENTS AND CONTINGENCIES

     The Company has contracted for the construction of a new home office building. The total cost upon completion in 2000 is expected to approximate $60.0 million, of which $30.5 million was capitalized at December 31, 1999.

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgement is expected.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------

10. COMMITMENTS AND CONTINGENCIES (CONTINUED)

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 1999, the Company's reserve for future state guaranty fund assessments was $80.2 million. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The value of off-balance sheet guarantees was $46 million and $892 million at December 31, 1999 and 1998, respectively.

11.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed which exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. On January 1, 2000 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $334.7 million.

     The Company received capital contributions from its parent of $528.0 million and $184.0 million in 1998 and 1997, respectively. Dividend payments were $96.3 million, $589.6 million and $244.5 million in 1999, 1998 and 1997, respectively, and received the required approval from the Michigan Insurance Bureau prior to payment.

     Statutory capital and surplus of the Company was $2,260.8 million and $2,127.4 million at December 31, 1999 and 1998, respectively. Statutory net income of the Company was $355.4 million, $321.8 million, and $237.
     4 million in 1999, 1998 and 1997, respectively.

12.  RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $26.0 million, $28.9 million and $20.1 million to PPM for investment advisory services during 1999, 1998 and 1997, respectively.

13.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $2.9 million, $3.8 million and $4.3 million in 1999, 1998 and 1997, respectively.

14.  SUBSEQUENT EVENT

     During January, 2000, the Company declared a $75 million dividend payable to Brooke Life.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:
                 Jackson National Life Insurance Company
                           Report of Independent Accountants
                           Consolidated Balance Sheet at December 31,
                                   1999 and 1998
                           Consolidated Statement of Income for the
                                   years ended December 31, 1999, 1998 and
                                   1997
                           Consolidated Statement of Stockholder's
                                   Equity and Comprehensive Income for the
                                   years ended December 31, 1999, 1998 and 1997
                           Consolidated Statement of Cash flows for the
                                   years ended December 31, 1999, 1998 and
                                   1997
                           Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.          Description

           1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           2.         Not Applicable

           3.         Distribution Agreement, attached hereto.

           4.a. Form of the Perspective Advantage Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           4.b. Form of the Perspective Advantage Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           5. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on August 13, 1999.

           6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           b. Bylaws of Depositor, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

           7.         Not Applicable

           8.         Not Applicable

           9.         Opinion and Consent of Counsel, attached hereto.

           10.        Consent of Independent Accountants, attached hereto.

           11.        Not Applicable

           12.        Not Applicable

           13.        Not Applicable

           14.        Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         John B. Banez                      Vice President -
         5901 Executive Drive               Systems and Programming
         Lansing, Michigan  48911

         Jonathan Bloomer                   Chairman and Director
         Laurence Pountney Bill
         London, England  EC4R 0EU

         Charles R. Copley, Jr.             Vice President - Corporate
         5901 Executive Drive               Communications
         Lansing, Michigan 48911

         Gerald W. Decius                   Vice President -
         5901 Executive Drive               Systems Model Office
         Lansing, Michigan 48911

         Lisa C. Drake                      Vice President & Actuary
         5901 Executive Drive
         Lansing, Michigan 48911

         Joseph D. Emanuel                  Vice President & Associate
         5901 Executive Drive               General Counsel
         Lansing, Michigan 48911

         Robert A. Fritts                   Vice President &
         5901 Executive Drive               Controller - Financial
         Lansing, Michigan 48911            Operations

         William A. Gray                    Senior Vice President -
         5901 Executive Drive               Product Development &
         Lansing, Michigan 48911            Special Markets

         Alan C. Hahn                       Senior Vice President -
         5901 Executive Drive               Marketing
         Lansing, Michigan  48911

         Andrew B. Hopping                  Executive Vice President,
         5901 Executive Drive               Chief Financial Officer and
         Lansing, Michigan 48911            Director

         Victor Gallo                       Senior Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         Rhonda K. Grant                    Vice President - Government
         5901 Executive Drive               Relations
         Lansing, Michigan 48911

         Wyvetter A. Holcomb                Vice President - Telephone
         5901 Executive Drive               Service Center
         Lansing, Michigan 48911

         Stephen A. Hrapkiewicz             Vice President - Human
         5901 Executive Drive               Resources
         Lansing, Michigan 48911

         Brion S. Johnson                   Senior Vice President -
         5901 Executive Drive               Financial Operations
         Lansing, Michigan 48911            and Treasurer

         Timo P. Kokko                      Vice President - Support
         5901 Executive Drive               Services
         Lansing, Michigan 48911

         Everett W. Kunzelman               Vice President - Underwriting
         5901 Executive Drive
         Lansing, Michigan 48911

         David LeRoux                       Senior Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Lynn W. Lopes                      Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Clark P. Manning                   Chief Operating Officer
         5901 Executive Drive               and Director
         Lansing, Michigan 48911

         Thomas J. Meyer                    Senior Vice President,
         5901 Executive Drive               General Counsel and
         Lansing, Michigan 48911            Secretary

         Keith R. Moore                     Vice President - Technology
         5901 Executive Drive
         Lansing, Michigan 48911

         Jacky Morin                        Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         P. Chad Myers                      Vice President - Asset
         5901 Executive Drive               Liability Management
         Lansing, Michigan 48911

         J. George Napoles                  Senior Vice President and
         5901 Executive Drive               Chief Information Officer
         Lansing, Michigan 48911

         Mark D. Nerud                      Vice President - Fund
         5901 Executive Drive               Accounting and Administration
         Lansing, Michigan 48911

         John O. Norton                     Vice President - Actuary and
         5901 Executive Drive               Appoint Actuary
         Lansing, Michigan 48911

         Bradley J. Powell                  Vice President - Institutional
         5901 Executive Drive               Marketing Group
         Lansing, Michigan 48911

         James B. Quinn                     Vice President - Broker
         5901 Executive Drive               Management
         Lansing, Michigan 48911

         Robert P. Saltzman                 President, Chief Executive
         5901 Executive Drive               Officer and Director
         Lansing, Michigan 48911

         Scott L. Stolz                     Senior Vice President -
         5901 Executive Drive               Administration
         Lansing, Michigan 48911

         Robert M. Tucker                   Vice President - Technical
         5901 Executive Drive               Support
         Lansing, Michigan 48911

         Connie J. Van Doorn                Vice President -
         5901 Executive Drive               Variable Annuity
         Lansing, Michigan 48911            Administration

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership        Principal Business

Anoka Realty      Delaware          100% Jackson     Realty
                                                     National Life
                                                     Insurance
                                                     Company

Brooke            Delaware          100%             Holding Company
Holdings, Inc.                      Holborn          Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke      Holding Company
Finance                             Holdings, Inc.   Activities
Corporation

Brooke Life       Michigan          100% Brooke      Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson   Manufacturing
Steel             Carolina          National Life    Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson    Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson    Holding Company
Holdings, Inc.                      National Life    Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson     Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential   Holding Company
Delaware                            One Limited,     Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

First Federal     California        100% Jackson     Marketing
Service                             Federal          Agency
Corporation                         Savings Bank

IPM Products      Delaware          93% Jackson      Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL         Savings & Loan
Federal                             Thrift
Savings Bank                        Holdings, Inc.

Jackson           Michigan          100% Jackson     Investment Adviser,
National                            National Life    and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson     Advertising/
National                            National Life    Marketing
Life                                Insurance        Corporation and
Distributors,                       Company          Broker/Dealer
Inc.

Jackson           New York          100%             Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law       Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson     Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson     Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson     Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson     Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY       Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY       Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson     Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson     Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National    Broker/Dealer
Planning                            Planning         and Investment
Corporation                         Holdings, Inc.   Adviser

National          Delaware          100% Brooke      Holding Company
Planning                            Holdings, Inc.   Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Brooke      Holding Company
Inc.                                Holdings, Inc.   Activities

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

Prudential        United            100%             Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly         Financial
Corporation       Kingdom           Traded           Institution
PLC

Prudential        England and       100%             Holding
One Limited       Wales             Prudential       Company
                                    Corporation      Activities
                                    Holdings
                                    Limited

Prudential        England and       100%             Holding
Two Limited       Wales             Prudential       Company
                                    Corporation      Activities
                                    Holdings
                                    Limited

Prudential        England and       100%             Holding
Three Limited     Wales             Prudential       Company
                                    Corporation      Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%              Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Item 27. Number of Contract Owners as of March 31, 2000.

                  Non-Qualified:    447
                  Qualified:        571

Item 28.  Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. will act as general distributor for Jackson National Separate Account V. Jackson National Life Distributors, Inc. also acts as general distributor for Jackson National Separate Account - I, Jackson National Separate Account III and the JNLNY Separate Account I.


         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         5901 Executive Dr.
         Lansing, MI  48911

         Andrew B. Hopping                  Director, Vice President and
         5901 Executive Dr.                 Chief Financial Officer
         Lansing, MI  48911

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Marketing
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Marketing
         401 Wilshire Boulevard             Services
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Vice President - Sales/Deal
         401 Wilshire Blvd.                 Direct
         Suite 1200
         Santa Monica, CA 90401

         Michael A. Hamilton                Vice President - Resource
         401 Wilshire Blvd.                 Development
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - IMG
         5901 Executive Drive
         Lansing, Michigan 48911

         Kristina Zimmerman                 Vice President - Advanced
         401 Wilshire Boulevard             Markets
         Suite 1200
         Santa Monica, CA 90401

         (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------


Jackson
National Life          Not            Not             Not            Not
Distributors, Inc.     Applicable     Applicable      Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  5901 Executive Drive
                  Lansing, Michigan 48911

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

         (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
                  Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, in the City of Lansing, and State of Michigan, on this 27th day of April, 2000.


                                    Jackson National Separate Account V
                                    --------------------------------------------
                                    (Registrant)

                                    By:  Jackson National Life Insurance Company

                                    By:  /s/  Andrew B. Hopping
                                            by Thomas J. Meyer*
                                    --------------------------------------------
                                            Andrew B. Hopping
                                            Executive Vice President -
                                            Chief Financial Officer and Director

                                    Jackson National Life Insurance Company
                                    --------------------------------------------
                                    (Depositor)

                                    By:  /s/  Andrew B. Hopping
                                            by Thomas J. Meyer*
                                    --------------------------------------------
                                            Andrew B. Hopping
                                            Executive Vice President -
                                            Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/  Jonathan Bloomer by Thomas J. Meyer*            April 27, 2000
--------------------------------------------         ---------------
Jonathan Bloomer, Chairman and Director

/s/  Robert P. Saltzman by Thomas J. Meyer*          April 27, 2000
--------------------------------------------         ---------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/  Clark P. Manning by Thomas J. Meyer*            April 27, 2000
--------------------------------------------         ---------------
Clark P. Manning, Chief Operating
Officer and Director

/s/  Andrew B. Hopping by Thomas J. Meyer*           April 27, 2000
--------------------------------------------         ---------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer                                  April 27, 2000
--------------------------------------------         ---------------
* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY  THESE  PRESENTS,  that  each of the  undersigned  as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account V (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 31st day of March 2000.


/s/ Jonathan Bloomer
-----------------------------------------------------
Jonathan Bloomer, Director

/s/ Robert P. Saltzman
-----------------------------------------------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning
-----------------------------------------------------
Clark P. Manning, Chief Operating Officer
and Director

/s/ Andrew B. Hopping
-----------------------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

                                  EXHIBIT LIST


Exhibit
Number            Description

9.                Opinion and Consent of Counsel, attached hereto as EX-99.B9.

10.               Consent  of  Independent   Accountants,   attached  hereto  as
                  EX-99.B10.